Acquisition of Navios Containers - Lease Future Amortization Income (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Total	$ (15,266)	$ (27,984)